Property, Equipment and Software, Net - Schedule of Property, Equipment and Software, Net (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Schedule of Property, Equipment and Software, Net [Abstract]
Computer equipment		¥ 61
Less: accumulated depreciation		(4)
Property, equipment and software, net	$ 8	¥ 57